EMPLOYEE BENEFIT PLANS - Asset Allocations (Details) - AB Qualified Retirement Plan	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	100.00%	100.00%
Fixed Maturities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	18.00%	24.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	61.00%	56.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	21.00%	20.00%